ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Leases Receivable Disclosure [Abstract]
Schedule of allowance for credit losses and investment in loans by portfolio segment

In millions of dollars	2021	2020	2019
Allowance for credit losses on loans (ACLL) at beginning of year	$24,956	$12,783	$12,315
Adjustments to opening balance(1):
Financial instruments—credit losses (CECL) adoption	—	4,201	—
Variable post-charge-off third-party collection costs	—	(443)	—
Adjusted ACLL at beginning of year	$24,956	$16,541	$12,315
Gross credit losses on loans	$(6,720)	$(9,263)	$(9,341)
Gross recoveries on loans	1,825	1,652	1,573
Net credit losses on loans (NCLs)	$(4,895)	$(7,611)	$(7,768)
Replenishment of NCLs	$4,895	$7,611	$7,768
Net reserve builds (releases) for loans	(7,283)	7,635	364
Net specific reserve builds (releases) for loans	(715)	676	86
Total provision for credit losses on loans (PCLL)	$(3,103)	$15,922	$8,218
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period	—	4	—
Other, net (see table below)	(503)	100	18
ACLL at end of year	$16,455	$24,956	$12,783
Allowance for credit losses on unfunded lending commitments (ACLUC) at beginning of year(1)	$2,655	$1,456	$1,367
Adjustment to opening balance for CECL adoption(1)	—	(194)	—
Provision (release) for credit losses on unfunded lending commitments	(788)	1,446	92
Other, net(2)	4	(53)	(3)
ACLUC at end of year(1)	$1,871	$2,655	$1,456
Total allowance for credit losses on loans, leases and unfunded lending commitments	$18,326	$27,611	$14,239

Other, net details
In millions of dollars	2021	2020	2019
Sales or transfers of various consumer loan portfolios to HFS
Reclass of Australia consumer ACLL to HFS	$(280)	$—	$—
Reclass of the Philippines consumer ACLL to HFS	(90)	—	—
Transfer of real estate loan portfolios	—	(4)	(42)
Reclasses of consumer ACLL to HFS(3)	$(370)	$(4)	$(42)
FX translation and other	(133)	104	60
Other, net	$(503)	$100	$18

(1)Represents additional credit loss reserves for unfunded lending commitments and letters of credit recorded in Other liabilities on the Consolidated Balance Sheet.
(2)2020 includes a non-provision transfer of $68 million, representing reserves on performance guarantees. The reserves on these contracts have been reclassified out of the allowance for credit losses on unfunded lending commitments and into Other liabilities on the Consolidated Balance Sheet beginning in 2020.
(3)See Note 2.
Allowance for Credit Losses on Loans and End-of-Period Loans at December 31, 2021

In millions of dollars	Corporate	Consumer	Total
ACLL at beginning of year	$4,776	$20,180	$24,956
Gross credit losses on loans	(500)	$(6,220)	$(6,720)
Gross recoveries on loans	114	1,711	1,825
Replenishment of NCLs	386	4,509	4,895
Net reserve builds (releases)	(2,075)	(5,208)	(7,283)
Net specific reserve builds (releases)	(255)	(460)	(715)
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the year	—	—	—
Other	(31)	(472)	(503)
Ending balance	$2,415	$14,040	$16,455
ACLL
Collectively evaluated	$2,203	$13,227	$15,430
Individually evaluated	212	813	1,025
Purchased credit deteriorated	—	—	—
Total ACLL	$2,415	$14,040	$16,455
Loans, net of unearned income
Collectively evaluated	$283,610	$372,655	$656,265
Individually evaluated	1,553	3,748	5,301
Purchased credit deteriorated	—	119	119
Held at fair value	6,070	12	6,082
Total loans, net of unearned income	$291,233	$376,534	$667,767
Allowance for Credit Losses on Loans and End-of-Period Loans at December 31, 2020

In millions of dollars	Corporate	Consumer	Total
ACLL at beginning of year	$2,727	$10,056	$12,783
Adjustments to opening balance:
Financial instruments—credit losses (CECL)(1)	(816)	5,017	4,201
Variable post-charge-off third-party collection costs(1)	—	(443)	(443)
Adjusted ACLL at beginning of year	$1,911	$14,630	$16,541
Gross credit losses on loans	$(976)	$(8,287)	$(9,263)
Gross recoveries on loans	76	1,576	1,652
Replenishment of NCLs	900	6,711	7,611
Net reserve builds (releases)	2,551	5,084	7,635
Net specific reserve builds (releases)	249	427	676
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the year	—	4	4
Other	65	35	100
Ending balance	$4,776	$20,180	$24,956
ACLL
Collectively evaluated	$4,298	$18,797	$23,095
Individually evaluated	478	1,381	1,859
Purchased credit deteriorated	—	2	2
Total ACLL	$4,776	$20,180	$24,956
Loans, net of unearned income
Collectively evaluated	$279,523	$381,451	$660,974
Individually evaluated	3,046	4,868	7,914
Purchased credit deteriorated	—	141	141
Held at fair value	6,840	14	6,854
Total loans, net of unearned income	$289,409	$386,474	$675,883

(1)See “Accounting Changes” in Note 1 for additional details.

Allowance for Credit Losses on Loans at December 31, 2019

In millions of dollars	Corporate	Consumer	Total
ACLL at beginning of year	$2,645	$9,670	$12,315
Gross credit losses on loans	(435)	(8,906)	(9,341)
Gross recoveries on loans	81	1,492	1,573
Replenishment of NCLs	354	7,414	7,768
Net reserve builds (releases)	82	282	364
Net specific reserve builds (releases)	(6)	92	86
Other	6	12	18
Ending balance	$2,727	$10,056	$12,783

Schedule of allowance for credit losses on held-to-maturity securities
Allowance for Credit Losses on HTM Debt Securities

	Year ended December 31, 2021
In millions of dollars	Mortgage-backed	State and municipal	Foreign government	Asset-backed	All other debt securities	Total HTM
Allowance for credit losses on HTM debt securities at beginning of year	$3	$74	$6	$3	$—	$86
Gross credit losses	—	—	—	—	—	—
Gross recoveries	3	—	—	—	—	3
Net credit losses (NCLs)	$3	$—	$—	$—	$—	$3
Replenishment of NCLs	$(3)	$—	$—	$—	$—	$(3)
Net reserve builds (releases)	7	1	(2)	(2)	—	4
Net specific reserve builds (releases)	(4)	—	—	—	—	(4)
Total provision for credit losses on HTM debt securities	$—	$1	$(2)	$(2)	$—	$(3)
Other, net	$—	$—	$—	$1	$—	$1
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses on HTM debt securities at end of year	$6	$75	$4	$2	$—	$87

Allowance for Credit Losses on HTM Debt Securities

	Year ended December 31, 2020
In millions of dollars	Mortgage-backed	State and municipal	Foreign government	Asset- backed	All other debt securities	Total HTM
Allowance for credit losses on HTM debt securities at beginning of year	$—	$—	$—	$—	$—	$—
Adjustment to opening balance for CECL adoption	—	61	4	5		70
Gross credit losses	—	—	—	—	—	—
Gross recoveries	—	—	—	—	—	—
Net credit losses (NCLs)	$—	$—	$—	$—	$—	$—
Replenishment of NCLs	$—	$—	$—	$—	$—	$—
Net reserve builds (releases)	(2)	10	(2)	1	—	7
Net specific reserve builds (releases)	—	—	—	—	—	—
Total provision for credit losses on HTM debt securities	$(2)	$10	$(2)	$1	$—	$7
Other, net	$5	$3	$4	$(3)	$—	$9
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses on HTM debt securities at end of year	$3	$74	$6	$3	$—	$86

Schedule of allowance for credit losses on other assets
Allowance for Credit Losses on Other Assets

	Year ended December 31, 2021
In millions of dollars	Cash and due from banks	Deposits with banks	Securities borrowed and purchased under agreements to resell	Brokerage receivables	All other assets(1)	Total
Allowance for credit losses on other assets at beginning of year	$—	$20	$10	$—	$25	$55
Gross credit losses	—	—	—	—	(2)	(2)
Gross recoveries	—	—	—	—	—	—
Net credit losses (NCLs)	$—	$—	$—	$—	$(2)	$(2)
Replenishment of NCLs	$—	$—	$—	$—	$2	$2
Net reserve builds (releases)	—	2	(4)	—	—	(2)
Total provision for credit losses	$—	$2	$(4)	$—	$2	$—
Other, net	$—	$(1)	$—	$—	$1	$—
Allowance for credit losses on other assets at end of year	$—	$21	$6	$—	$26	$53

(1)Primarily accounts receivable.

Allowance for Credit Losses on Other Assets

	Year ended December 31, 2020
In millions of dollars	Cash and due from banks	Deposits with banks	Securities borrowed and purchased under agreements to resell	Brokerage receivables	All other assets(1)	Total
Allowance for credit losses on other assets at beginning of year	$—	$—	$—	$—	$—	$—
Adjustment to opening balance for CECL adoption	6	14	2	1	3	26
Gross credit losses	—	—	—	—	—	—
Gross recoveries	—	—	—	—	—	—
Net credit losses (NCLs)	$—	$—	$—	$—	$—	$—
Replenishment of NCLs	$—	$—	$—	$—	$—	$—
Net reserve builds (releases)	(6)	5	8	(1)	1	7
Total provision for credit losses	$(6)	$5	$8	$(1)	$1	$7
Other, net	$—	$1	$—	$—	$21	$22
Allowance for credit losses on other assets at end of year	$—	$20	$10	$—	$25	$55

(1)Primarily accounts receivable.